Label	Element	Value
SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	GLOBAL MANAGED VOLATILITY FUND
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Capital appreciation with less volatility than the broad global equity markets.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	78.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Global Managed Volatility Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, depositary receipts, exchange-traded funds (ETFs) and real estate investment trusts (REITs). The Fund also may use futures contracts and forward contracts.

Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. It is expected that at least 40% of the Fund's assets will be invested in non-U.S. securities. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser), directly manages a portion of the Fund's assets. With the remaining assets, the Fund uses a multi-manager approach, relying on one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage Fund assets under the general supervision of SIMC. This approach is intended to manage the risk characteristics of the Fund. The Fund seeks to achieve an absolute return of the broad global equity markets, but with a lower absolute volatility. Over the long term, the Fund seeks to achieve a return similar to that of the MSCI World Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's country, sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the Sub-Advisers believe will produce a less volatile return than the market over time. SIMC and each Sub-Adviser effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry.

In managing the Fund's currency exposure from foreign securities, the Fund may buy and sell futures or forward contracts on currencies for hedging purposes.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter: 10.66% (06/30/2020) Worst Quarter: -19.18% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	10.66%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(19.18%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of the MSCI All Country World ex-USA Index (Net) (a broad-based securities market index), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money on your investment in the Fund, just as you could with other investments.
SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Large Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Small and Medium Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.

SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Style Risk — The risk that securities selected as part of a managed volatility strategy may underperform other segments of the equity markets or the equity markets as a whole.
SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Foreign Investment/Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Warrants Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Real Estate Investment Trusts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Real Estate Investment Trusts Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk — The Fund's use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same type of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.
SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Currency Risk — As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Preferred Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Preferred Stock Risk — Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

SIMT GLOBAL MANAGED VOLATILITY FUND | GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,213
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	32.39%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.91%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.41%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.29%	[1]
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI World Index Return (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI World Index Return (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.09%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.15%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.17%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.46%	[1]
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.54%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.29%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.80%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.02%	[1]
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	7.53%
Annual Return [Percent]	oef_AnnlRtrPct	17.43%
Annual Return [Percent]	oef_AnnlRtrPct	(6.31%)
Annual Return [Percent]	oef_AnnlRtrPct	20.07%
Annual Return [Percent]	oef_AnnlRtrPct	(2.43%)
Annual Return [Percent]	oef_AnnlRtrPct	18.35%
Annual Return [Percent]	oef_AnnlRtrPct	(7.44%)
Annual Return [Percent]	oef_AnnlRtrPct	7.94%
Annual Return [Percent]	oef_AnnlRtrPct	13.17%
Annual Return [Percent]	oef_AnnlRtrPct	13.68%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.68%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.75%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.75%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.12%	[1]
Performance Inception Date	oef_PerfInceptionDate	Jul. 27, 2006	[1]
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.42%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.37%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.72%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.48%	[1]
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.71%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.47%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.75%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.46%	[1]

[1]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.